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         NICHOLAS | APPLEGATE-Registered Trademark- INSTITUTIONAL FUNDS

                           SUPPLEMENT TO PROSPECTUSES

                     INSTITUTIONAL SHARES DATED JULY 9, 1999

                                 OCTOBER 10, 1999

THE FOLLOWING INFORMATION IS ADDED UNDER "GOAL AND PRINCIPAL STRATEGY" FOR THE GLOBAL TECHNOLOGY FUND ON PAGE 7:

From time to time the Fund may invest in shares of companies through initial public offerings ("IPO"s).

THE FOLLOWING INFORMATION IS ADDED UNDER "PRIMARY RISKS" FOR THE GLOBAL TECHNOLOGY FUND:

IPOs have the potential to produce, and have in fact produced, substantial gains for the Fund. There is no assurance that the Fund will have continued access to profitable IPOs and therefore investors should not rely on these past gains as an indication of future performance.

THE INFORMATION CONTAINED UNDER "GOAL AND PRINCIPAL STRATEGY" FOR THE INTERNATIONAL CORE GROWTH FUND ON PAGE 9 IS REVISED AS FOLLOWS:

The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests primarily in large capitalized companies ("large cap stocks") located in over 50 countries worldwide. In opinion of the Fund's Investment Adviser large cap stocks are those whose stock market capitalization's are predominantly in the top 75% of publicly traded companies as measured by stock market capitalizations in each country. Generally this means those with market capitalizations greater than U.S. $5 billion. The capitalization ranges in large developed markets may vary greatly with smaller and underdeveloped markets due to fluctuating currency values, differences in the size of the respective economies, and movements in the local stock markets.

THE INFORMATION CONTAINED UNDER "GOAL AND PRINCIPAL STRATEGY" FOR THE INTERNATIONAL SMALL CAP GROWTH FUND ON PAGE 11 IS REVISED AS FOLLOWS:

The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests primarily in smaller-capitalized companies ("small cap stocks") located in over 50 countries worldwide. In the opinion of the Fund's Investment Adviser small cap stocks are those whose stock market capitalization's are predominantly in the bottom 25% of publicly traded companies as measure by stock market capitalizations in each country. Generally, this means those companies with stock market capitalizations of U.S. $5 billion and less. The capitalization ranges in large developed markets may vary greatly with smaller and underdeveloped markets due to fluctuating currency values, differences in the size of the respective economies, and movements in the local stock markets.

THE INFORMATION CONTAINED IN THE LAST SENTENCE UNDER "PRINCIPAL INVESTMENTS" FOR THE SHORT INTERMEDIATE FUND ON PAGE 32 IS REVISED AS FOLLOWS:

The duration of the Fund will be between one and four years.

THE INFORMATION CONTAINED IN THE THIRD SENTENCE UNDER "PRINCIPAL INVESTMENTS" FOR THE HIGH QUALITY BOND FUND IS REVISED AS FOLLOWS:

The dollar weighted average portfolio duration of the Fund will range from two to eight years.
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         NICHOLAS | APPLEGATE-Registered Trademark- INSTITUTIONAL FUNDS

                           SUPPLEMENT TO PROSPECTUSES

                      RETIREMENT SHARES DATED JULY 9, 1999

                                 OCTOBER 10, 1999


THE INFORMATION CONTAINED UNDER "GOAL AND PRINCIPAL STRATEGY" FOR THE INTERNATIONAL CORE GROWTH FUND ON PAGE 1 IS REVISED AS FOLLOWS:

The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests primarily in large capitalized companies ("large cap stocks") located in over 50 countries worldwide. In opinion of the Fund's Investment Adviser large cap stocks are those whose stock market capitalization's are predominantly in the top 75% of publicly traded companies as measured by stock market capitalizations in each country. Generally this means those with market capitalizations greater than U.S. $5 billion. The capitalization ranges in large developed markets may vary greatly with smaller and underdeveloped markets due to fluctuating currency values, differences in the size of the respective economies, and movements in the local stock markets.

THE INFORMATION CONTAINED IN THE THIRD SENTENCE UNDER "PRINCIPAL INVESTMENTS" FOR THE HIGH QUALITY BOND FUND IS REVISED AS FOLLOWS:

The dollar weighted average portfolio duration of the Fund will range from two to eight years.